INCOME TAX	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAX

13. INCOME TAX

Total income tax (benefit) expense consists of the following:

For the Three Months Ended March 31,	2025	2024

Current provision (benefit):
Federal	$-	$-
State	16,925	-
Total current provision (benefit)	16,925	-

Deferred provision (benefit):
Federal	-	-
State	-	-
Total deferred provision (benefit)	-	-

Total tax provision (benefit)	$16,925	$-

A reconciliation of the Company’s effective tax rate to the statutory federal rate is as follows:

March 31,	2025	2024

Statutory federal rate	21.00%	21.00%
State income taxes net of federal income tax benefit and others	8.84%	8.84%
Permanent differences for tax purposes and others	-%	-%
Change in valuation allowance	-29.84%	-29.84%

Effective tax rate	0%	0%

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

13. INCOME TAX (Continued)

The income tax benefit differs from the amount computed by applying the U.S. federal statutory tax rate of 21% and California state income taxes of 8.84% due to the change in the valuation allowance.

	March 31, 2025	December 31, 2024

Deferred tax assets:
Net operating loss	$2,310,000	$2,010,000
Other temporary differences	-	-

Total deferred tax assets	2,310,000	2,010,000
Less – valuation allowance	(2,310,000)	(2,010,000)

Total deferred tax assets, net of valuation allowance	$-	$-

Deferred income taxes reflect the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets and liabilities are as follows:

As of December 31, 2024, the Company had available net operating loss carryovers of approximately $9,575,000. Per the Tax Cuts and Jobs Act (TCJA) implemented in 2018, the two-year carryback provision was removed and now allows for an indefinite carryforward period. The carryforwards are limited to 80% of each subsequent year’s net income. As a result, net operating loss may be applied against future taxable income and expires at various dates subject to certain limitations. The Company has a deferred tax asset arising substantially from the benefits of such net operating loss deduction and has recorded a valuation allowance for the full amount of this deferred tax asset since it is more likely than not that some or all of the deferred tax asset may not be realized.

The Company files income tax returns in the U.S. federal jurisdiction and California and is subject to income tax examinations by federal tax authorities for tax year ended 2019 and later and subject to California authorities for tax year ended 2018 and later. The Company currently is not under examination by any tax authority. The Company’s policy is to record interest and penalties on uncertain tax positions as income tax expense. As of March 31, 2025 and December 31, 2024, the Company has no accrued interest or penalties related to uncertain tax positions.

As of March 31, 2025, the Company had cumulative net operating loss carryforwards for federal tax purposes of approximately $11,000,000. In addition, the Company had state tax net operating loss carryforwards of the same amount. The carryforwards may be applied against future taxable income and expires at various dates subject to certain limitations.

13. INCOME TAX

Total income tax (benefit) expense consists of the following:

For the Years Ended December 31,	2024	2023

Current provision (benefit):
Federal	$-	$-
State	34,237	48,647
Total current provision (benefit)	34,237	48,647

Deferred provision (benefit):
Federal	-	-
State	-	-
Total deferred provision (benefit)	-	-

Total tax provision (benefit)	$34,237	$48,647

A reconciliation of the Company’s effective tax rate to the statutory federal rate is as follows:

December 31,	2024	2023

Statutory federal rate	21.00%	21.00%
State income taxes net of federal income tax benefit and others	8.84%	8.84%
Permanent differences for tax purposes and others	-%	-%
Change in valuation allowance	-29.84%	-29.84%

Effective tax rate	0%	0%

The income tax benefit differs from the amount computed by applying the U.S. federal statutory tax rate of 21% and California state income taxes of 8.84% due to the change in the valuation allowance.

December 31,	2024	2023

Deferred tax assets:
Net operating loss	$2,010,000	$1,438,000
Other temporary differences	-	-

Total deferred tax assets	2,010,000	1,438,000
Less – valuation allowance	(2,010,000)	(1,438,000)

Total deferred tax assets, net of valuation allowance	$-	$-

Deferred income taxes reflect the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets and liabilities are as follows:

As of December 31, 2023, the Company had available net operating loss carryovers of approximately $6,849,000. Per the Tax Cuts and Jobs Act (TCJA) implemented in 2018, the two-year carryback provision was removed and now allows for an indefinite carryforward period. The carryforwards are limited to 80% of each subsequent year’s net income. As a result, net operating loss may be applied against future taxable income and expires at various dates subject to certain limitations. The Company has a deferred tax asset arising substantially from the benefits of such net operating loss deduction and has recorded a valuation allowance for the full amount of this deferred tax asset since it is more likely than not that some or all of the deferred tax asset may not be realized.

The Company files income tax returns in the U.S. federal jurisdiction and California and is subject to income tax examinations by federal tax authorities for tax year ended 2018 and later and subject to California authorities for tax year ended 2017 and later. The Company currently is not under examination by any tax authority. The Company’s policy is to record interest and penalties on uncertain tax positions as income tax expense. As December 31, 2024 and December 31, 2023, the Company has no accrued interest or penalties related to uncertain tax positions.

As of December 31, 2024, the Company had cumulative net operating loss carryforwards for federal tax purposes of approximately $9,575,000. In addition, the Company had state tax net operating loss carryforwards of the same amount. The carryforwards may be applied against future taxable income and expires at various dates subject to certain limitations.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS